Right of use assets - Summary of Right of Use Assets (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance Right-of-use assets	₨ 4,264		₨ 4,655
Charge for the year	261	$ 3	245	₨ 230
Ending balance Right-of-use assets	7,495	99	4,264	4,655
Leasehold land
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance Right-of-use assets	4,075		4,357
Adjustments during the year	13
Ending balance Right-of-use assets	7,407	98	4,075	4,357
Building
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance Right-of-use assets	189		298
Ending balance Right-of-use assets	88	$ 1	189	298
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance Right-of-use assets	4,956		5,223	4,720
Additions during the year	3,434		1,468	510
Asset acquisition	128
Adjustments during the year	(13)
Deletions during the year				(7)
Acquisition of subsidiaries			36
Modifications during the year			(26)
Disposal of subsidiaries			(1,745)
Ending balance Right-of-use assets	8,505		4,956	5,223
Cost | Leasehold land
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance Right-of-use assets	4,460		4,726	4,270
Additions during the year	3,434		1,443	460
Asset acquisition	128
Adjustments during the year	(13)
Deletions during the year				(4)
Acquisition of subsidiaries			36
Disposal of subsidiaries			(1,745)
Ending balance Right-of-use assets	8,009		4,460	4,726
Cost | Building
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance Right-of-use assets	496		497	450
Additions during the year			25	50
Deletions during the year				(3)
Modifications during the year			(26)
Ending balance Right-of-use assets	496		496	497
Accumulated Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance Right-of-use assets	692		568	273
Charge for the year	261		245	230
Depreciation capitalised during the year	57		54	65
Disposal of subsidiaries			(175)
Ending balance Right-of-use assets	1,010		692	568
Accumulated Depreciation | Leasehold land
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance Right-of-use assets	385		369	177
Charge for the year	217		191	192
Disposal of subsidiaries			(175)
Ending balance Right-of-use assets	602		385	369
Accumulated Depreciation | Building
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance Right-of-use assets	307		199	96
Charge for the year	44		54	38
Depreciation capitalised during the year	57		54	65
Ending balance Right-of-use assets	₨ 408		₨ 307	₨ 199